Risk management (Details 7) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Risk Management
Net Interest Margin	R$ 798	R$ 754	R$ 954
Fair value of Equity	2,643	1,924	2,154
Value at Risk	R$ 731	R$ 415	R$ 971